ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.   ACCOUNTS RECEIVABLE

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	241,079	288,389
Less: Allowance for doubtful accounts	(11,014)	(21,952)
	230,065	266,437

4.   ACCOUNTS RECEIVABLE (Continued)

The movement of allowance for doubtful accounts is analyzed as follows:

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	6,144	5,384	11,014
Additions	5,738	11,701	22,799
Write-offs	(6,498)	(6,071)	(11,861)
Balance at end of year	5,384	11,014	21,952